Capital and Financial Risk Management - Schedule of Financial Assets as well as Maximum Exposure to Credit Risk by credit Risk Rating Grades (Details) - Non-derivative Financial Liabilities [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Credit Quality Financial Assets as well as Maximum Exposure to Credit Risk by credit Risk Rating Grades [Line Items]
Trade receivables	Lifetime ECL	Lifetime ECL
Trade receivables	$ 6,240	$ 7,550
Other receivables	12-month ECL	12-month ECL
Other receivables	$ 215	$ 26
Amounts due from related parties	12-month ECL	12-month ECL
Amounts due from related parties	$ 1,341	$ 235
Financial assets at amortized cost	7,796	7,811
Loss Allowance [Member]
Schedule of Credit Quality Financial Assets as well as Maximum Exposure to Credit Risk by credit Risk Rating Grades [Line Items]
Trade receivables	(56)	(283)
Other receivables
Amounts due from related parties
Financial assets at amortized cost	(56)	(283)
Gross carrying amount [Member]
Schedule of Credit Quality Financial Assets as well as Maximum Exposure to Credit Risk by credit Risk Rating Grades [Line Items]
Trade receivables	6,296	7,833
Other receivables	215	26
Amounts due from related parties	1,341	235
Financial assets at amortized cost	$ 7,852	$ 8,094